STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 14.9%
Aerospace & Defense - .1%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	320,000		347,235
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	200,000		206,743
				553,978
Airlines - .2%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	289,666		225,538
Delta Air Lines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	3.20	4/25/2024	250,000		236,809
United Airlines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	4.15	8/25/2031	351,088		330,289
United Airlines Pass Through Trust, Notes, Ser. 2019-2, Cl. AA	2.70	5/1/2032	270,000		241,693
				1,034,329
Automobiles & Components - .1%
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	125,000		124,735
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	150,000		158,564
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	300,000	[a]	305,412
				588,711
Banks - 1.1%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	200,000	[a]	208,511
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	200,000		204,369
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	525,000		574,256
Citigroup, Sub. Notes	4.45	9/29/2027	580,000		645,611
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	310,000		316,663
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	175,000		205,943
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	290,000		249,581
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	200,000	[a]	229,381
Morgan Stanley, Sub. Notes	4.88	11/1/2022	580,000		629,738
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	255,000	[a]	269,875
Royal Bank of Scotland Group, Sr. Unscd. Notes	5.08	1/27/2030	335,000		392,851
Societe Generale, Sub. Notes	4.75	11/24/2025	200,000	[a]	212,240
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	530,000		734,190
				4,873,209

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 14.9% (continued)
Beverage Products - .1%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	375,000	436,171
Chemicals - .2%
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	180,000	204,455
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	300,000	305,271
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	160,000	[a] 162,140
				671,866
Commercial & Professional Services - .2%
Duke University, Unscd. Bonds, Ser. 2020	2.68	10/1/2044	250,000	257,280
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	350,000	404,135
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	325,000	390,332
				1,051,747
Commercial Mortgage Pass-Through Ctfs. - .3%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	253,045	258,525
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	315,000	325,093
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	540,000	553,347
				1,136,965
Diversified Financials - .1%
AerCap Global Aviation Trust, Gtd. Notes	4.50	5/15/2021	400,000	389,934
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	200,000	200,379
				590,313
Electronic Components - .1%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	345,000	357,224
Energy - .5%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	255,000	264,312
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	250,000	271,502
Concho Resources, Gtd. Notes	4.30	8/15/2028	225,000	244,495
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	315,000	337,893
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	175,000	177,486
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	200,000	221,476
Shell International Finance, Gtd. Notes	3.50	11/13/2023	300,000	327,827

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 14.9% (continued)
Energy - .5% (continued)
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	195,000	211,939
				2,056,930
Environmental Control - .1%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	225,000	245,838
Financials - .1%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	225,000	[a] 268,864
Carlyle Finance Subsidiary, Gtd. Notes	3.50	9/19/2029	200,000	[a] 199,454
				468,318
Health Care - .5%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	325,000	[a] 349,622
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	325,000	445,542
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	435,000	530,966
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	195,000	231,294
Trinity Health, Sr. Unscd. Bonds, Ser. 2019	3.43	12/1/2048	440,000	460,573
				2,017,997
Industrial - .1%
John Deere Capital, Sr. Unscd. Notes	2.95	4/1/2022	305,000	318,521
Information Technology - .4%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	305,000	339,349
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	275,000	335,220
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	440,000	550,571
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	225,000	[b] 232,969
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	275,000	326,693
				1,784,802
Insurance - .1%
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	200,000	[b] 196,619
Prudential, Sr. Unscd. Notes	3.13	4/14/2030	250,000	265,496
				462,115
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	395,000	416,974
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	315,000	323,302
eBay, Sr. Unscd. Notes	2.60	7/15/2022	320,000	330,046
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	325,000	[a] 365,187
				1,435,509
Media - .2%
Comcast, Gtd. Notes	3.60	3/1/2024	570,000	632,821
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	145,000	154,993
				787,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 14.9% (continued)
Municipal Securities - ..8%
California, GO	3.38	4/1/2025	175,000	191,352
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	375,000	543,645
California University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	215,000	217,212
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	150,000	155,875
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	325,000	394,852
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	310,000	271,560
New York City Water & Sewer System, Revenue Bonds (Build America Bonds)	6.28	6/15/2042	530,000	541,315
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	250,000	254,897
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	250,000	250,175
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	310,000	311,057
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	340,000	405,664
				3,537,604
Real Estate - .3%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	265,000	295,372
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	400,000	405,217
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	200,000	204,688
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	265,000	239,782
Life Storage, Gtd. Notes	4.00	6/15/2029	160,000	165,684
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	165,000	167,933
				1,478,676
Retailing - .1%
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	225,000	251,278
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	200,000	227,138
				478,416

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 14.9% (continued)
Semiconductors & Semiconductor Equipment - .2%
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	300,000		307,949
KLA, Sr. Unscd. Notes	4.10	3/15/2029	225,000		260,377
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	315,000		367,627
NXP Funding, Gtd. Notes	2.70	5/1/2025	100,000	[a]	103,294
				1,039,247
Technology Hardware & Equipment - .1%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	300,000		394,323
Telecommunication Services - .5%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	460,000		523,396
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000		332,979
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	300,000	[a]	326,724
Verizon Communications, Sr. Unscd. Bonds	5.50	3/16/2047	570,000		841,541
				2,024,640
Transportation - .3%
Canadian Pacific Railway, Gtd. Notes	2.05	3/5/2030	150,000		150,195
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	310,000		349,371
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	315,000		332,270
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	320,000		346,302
				1,178,138
U.S. Government Agencies Mortgage-Backed - 4.2%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2050-6/1/2050			725,000	[c]	745,733
3.00%, 10/1/2049-2/1/2050			1,452,838	[c]	1,530,803
3.50%, 1/1/2040-9/1/2049			872,132	[c]	925,707
4.00%, 11/1/2049			438,802	[c]	467,472
5.00%, 7/1/2040-8/1/2049			418,132	[c]	463,816
Federal National Mortgage Association:
2.50%, 2/1/2035-5/1/2050			1,186,722	[c]	1,237,541
3.00%, 12/1/2034-5/1/2050			1,426,720	[c]	1,505,314
3.50%, 7/1/2034-1/1/2050			2,868,643	[c]	3,030,756
4.00%, 11/1/2048-2/1/2050			1,708,742	[c]	1,828,022
4.50%, 8/1/2049			511,556	[c]	552,258
5.00%, 11/1/2043			51,117	[c]	57,035
Government National Mortgage Association I:
4.00%, 7/15/2049			354,530		377,937
Government National Mortgage Association II:
2.50%, 6/20/2050			300,000		316,053
3.00%, 1/20/2050-2/20/2050			1,514,974		1,606,988
3.50%, 1/20/2048-5/20/2050			1,865,218		1,991,442
4.00%, 1/20/2050			674,344		719,333

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 14.9% (continued)
U.S. Government Agencies Mortgage-Backed - 4.2% (continued)
4.50%, 2/20/2050			767,392		825,844
				18,182,054
U.S. Treasury Securities - 3.3%
U.S. Treasury Bonds	2.00	2/15/2050	505,000	[b]	577,485
U.S. Treasury Bonds	2.25	8/15/2049	265,000	[b]	317,995
U.S. Treasury Bonds	2.88	5/15/2049	60,000		80,998
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.25	2/15/2050	336,330	[b,d]	369,070
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2049	435,944	[d]	572,420
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	341,933	[d]	362,464
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	702,037	[d]	736,854
U.S. Treasury Notes	0.63	5/15/2030	1,025,000	[b]	1,022,257
U.S. Treasury Notes	1.38	10/15/2022	400,000		411,383
U.S. Treasury Notes	1.50	2/15/2030	650,000	[b]	702,736
U.S. Treasury Notes	1.63	10/31/2023	475,000	[b]	497,952
U.S. Treasury Notes	1.75	7/15/2022	830,000		857,802
U.S. Treasury Notes	1.75	12/31/2026	260,000		281,633
U.S. Treasury Notes	1.75	11/15/2029	380,000	[b]	419,529
U.S. Treasury Notes	2.00	11/15/2026	525,000	[b]	576,434
U.S. Treasury Notes	2.13	7/31/2024	1,045,000		1,125,987
U.S. Treasury Notes	2.25	11/15/2027	330,000		371,933
U.S. Treasury Notes	2.38	5/15/2027	605,000		683,248
U.S. Treasury Notes	2.38	3/15/2022	45,000	[b]	46,776
U.S. Treasury Notes	2.50	1/31/2024	1,730,000		1,873,570
U.S. Treasury Notes	2.50	2/28/2026	345,000		386,225
U.S. Treasury Notes	2.63	1/31/2026	120,000		135,037
U.S. Treasury Notes	2.63	2/28/2023	900,000		960,363
U.S. Treasury Notes	2.88	11/30/2025	250,000		284,053
U.S. Treasury Notes	2.88	11/30/2023	360,000		393,384
				14,047,588
Utilities - .3%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	160,000		178,579
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	275,000		317,274
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	280,000		310,734

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 14.9% (continued)
Utilities - .3% (continued)
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	335,000	377,995
				1,184,582
Total Bonds and Notes (cost $61,157,735)			64,417,625
Description			Shares	Value ($)
Common Stocks - 23.2%
Aerospace & Defense - .4%
General Dynamics			1,114	163,569
L3Harris Technologies			853	170,131
Lockheed Martin			1,820	706,961
Northrop Grumman			622	208,494
Raytheon Technologies			5,780	372,926
The Boeing Company			1,395	203,461
				1,825,542
Agriculture - .2%
Altria Group			4,801	187,479
Archer-Daniels-Midland			3,685	144,857
Philip Morris International			7,544	553,428
				885,764
Airlines - .1%
Alaska Air Group			1,350	46,157
Delta Air Lines			3,910	98,571
Southwest Airlines			2,205	70,780
				215,508
Automobiles & Components - .0%
BorgWarner			4,815	154,802
General Motors			115	2,976
				157,778
Banks - .9%
Bank of America			52,673	1,270,473
Citigroup			5,061	242,473
Citizens Financial Group			4,695	113,149
Comerica			2,895	105,233
First Republic Bank			675	73,015
Huntington Bancshares			10,435	92,767
JPMorgan Chase & Co.			10,229	995,384
KeyCorp			8,055	95,452
People's United Financial			6,410	73,394
Regions Financial			8,940	101,111
The PNC Financial Services Group			1,538	175,394
Truist Financial			5,673	208,653
U.S. Bancorp			5,345	190,068
Wells Fargo & Co.			9,599	254,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 23.2% (continued)
Banks - .9% (continued)
Zions Bancorp	2,290	75,352
		4,066,004
Beverage Products - .5%
Constellation Brands, Cl. A	688	118,818
CVS Health	5,730	375,716
Molson Coors Beverage, Cl. B	1,610	61,116
Monster Beverage	3,998	[e] 287,496
PepsiCo	4,684	616,180
The Coca-Cola Company	13,553	632,654
		2,091,980
Building Materials - .1%
Carrier Global	3,252	66,568
Johnson Controls International	4,302	135,126
Masco	2,120	98,898
		300,592
Chemicals - .5%
Air Products & Chemicals	959	231,742
Albemarle	820	62,746
Celanese	1,216	109,331
Dow	4,600	177,560
Eastman Chemical	2,700	183,816
Ecolab	1,111	236,176
FMC	795	78,236
Linde	1,125	227,632
LyondellBasell Industries, Cl. A	2,255	143,779
Martin Marietta Materials	330	63,390
PPG Industries	1,448	147,218
The Sherwin-Williams Company	357	212,004
Vulcan Materials	689	74,632
		1,948,262
Commercial & Professional Services - .4%
Automatic Data Processing	1,985	290,783
Cintas	505	125,220
Equifax	579	88,911
FleetCor Technologies	295	[e] 71,918
IHS Markit	1,370	95,160
Nielsen Holdings	5,020	69,728
S&P Global	2,786	905,506
		1,647,226
Consumer Discretionary - .4%
Carnival	3,300	51,942
Chipotle Mexican Grill	94	[e] 94,368
D.R. Horton	2,045	113,088
Darden Restaurants	759	58,337

Description	Shares	Value ($)
Common Stocks - 23.2% (continued)
Consumer Discretionary - .4% (continued)
Hasbro	1,323	97,254
Hilton Worldwide Holdings	1,108	87,875
Las Vegas Sands	1,710	81,977
Lennar, Cl. A	1,875	113,362
Marriott International, Cl. A	1,249	110,536
MGM Resorts International	2,990	51,368
Mohawk Industries	425	[e] 39,610
Royal Caribbean Cruises	1,244	64,526
Starbucks	4,622	360,470
Whirlpool	646	78,696
Wynn Resorts	663	55,215
Yum! Brands	1,538	138,005
		1,596,629
Consumer Durables & Apparel - .2%
NIKE, Cl. B	7,682	757,292
Consumer Staples - .3%
Church & Dwight	950	71,316
Colgate-Palmolive	3,080	222,776
The Procter & Gamble Company	9,176	1,063,682
		1,357,774
Diversified Financials - .5%
American Express	5,213	495,600
BlackRock	455	240,531
CME Group	1,472	268,787
Discover Financial Services	3,720	176,737
Intercontinental Exchange	2,330	226,592
Invesco	11,575	92,253
Moody's	692	185,048
Morgan Stanley	65	2,873
Northern Trust	1,381	109,113
State Street	2,155	131,369
The Goldman Sachs Group	216	42,442
		1,971,345
Electronic Components - .5%
AMETEK	1,940	177,917
Amphenol, Cl. A	1,523	147,061
Emerson Electric	4,465	272,454
Fastenal	3,550	146,473
Fortive	2,235	136,290
Garmin	1,332	120,106
Honeywell International	3,387	493,994
PACCAR	3,660	270,328
Quanta Services	2,165	79,953
Roper Technologies	584	229,979

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 23.2% (continued)
Electronic Components - .5% (continued)
TE Connectivity	1,750	142,187
United Rentals	685	[e] 95,140
		2,311,882
Energy - .7%
Cabot Oil & Gas	3,440	68,250
Chevron	6,093	558,728
Concho Resources	2,046	111,548
ConocoPhillips	7,664	323,268
EOG Resources	4,635	236,246
Exxon Mobil	12,566	571,376
Hess	2,145	101,823
Kinder Morgan	13,622	215,228
National Oilwell Varco	4,275	53,309
Noble Energy	8,425	73,550
ONEOK	3,985	146,210
Schlumberger	13,430	248,052
TechnipFMC	6,050	44,770
Valero Energy	2,196	146,341
		2,898,699
Environmental Control - .0%
Pentair	26	1,018
Waste Management	17	1,815
		2,833
Food & Staples Retailing - .4%
Costco Wholesale	1,331	410,574
Sysco	1,555	85,774
The Kroger Company	3,000	97,860
Walgreens Boots Alliance	3,345	143,634
Walmart	9,668	1,199,412
		1,937,254
Food Products - .2%
Conagra Brands	2,645	92,020
General Mills	3,390	213,706
Kellogg	1,460	95,353
McCormick & Co.	619	108,424
Mondelez International, Cl. A	3,875	201,965
The J.M. Smucker Company	883	100,600
Tyson Foods, Cl. A	1,510	92,774
		904,842
Food Service - .1%
McDonald's	2,952	550,017
Health Care - 3.5%
Abbott Laboratories	6,300	597,996
AbbVie	5,825	539,803

Description	Shares		Value ($)
Common Stocks - 23.2% (continued)
Health Care - 3.5% (continued)
ABIOMED	235	[e]	52,617
Agilent Technologies	5,952		524,609
Align Technology	292	[e]	71,721
Amgen	3,439		789,938
Anthem	850		249,993
Baxter International	1,690		152,117
Becton Dickinson & Co.	1,067		263,474
Biogen	635	[e]	195,002
Boston Scientific	5,155	[e]	195,838
Bristol-Myers Squibb	8,963		535,270
Cardinal Health	180		9,844
Centene	1,659	[e]	109,909
Cigna	983		193,966
Corteva	1,043		28,484
Danaher	4,744		790,398
Edwards Lifesciences	682	[e]	153,259
Eli Lilly & Co.	2,634		402,870
Gilead Sciences	5,125		398,879
HCA Healthcare	1,444		154,364
Henry Schein	830	[e]	50,398
Humana	547		224,626
IDEXX Laboratories	678	[e]	209,421
Intuitive Surgical	414	[e]	240,132
Johnson & Johnson	13,057		1,942,229
Laboratory Corp. of America Holdings	553	[e]	96,952
McKesson	581		92,187
Medtronic	4,809		474,071
Merck & Co.	7,885		636,477
Pfizer	33,546		1,281,122
Quest Diagnostics	804		95,097
Regeneron Pharmaceuticals	328	[e]	201,002
Stryker	1,105		216,282
Teleflex	131		47,535
Thermo Fisher Scientific	2,682		936,528
UnitedHealth Group	3,541		1,079,474
Universal Health Services, Cl. B	588		62,005
Vertex Pharmaceuticals	710	[e]	204,452
Zimmer Biomet Holdings	645		81,489
Zoetis	3,270		455,805
		15,037,635
Household & Personal Products - .1%
Kimberly-Clark	2,788		394,335
The Clorox Company	567		116,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 23.2% (continued)
Household & Personal Products - .1% (continued)
The Estee Lauder Companies, Cl. A	692		136,649
		647,928
Industrial - .4%
3M	1,225		191,639
Caterpillar	470		56,461
Copart	965	[e]	86,261
Deere & Co.	614		93,402
Dover	1,264		122,924
Eaton	75		6,368
Flowserve	2,320		60,552
General Electric	12,630		82,979
Ingersoll Rand	2,077	[e]	58,571
Jacobs Engineering Group	1,000		84,020
Otis Worldwide	1,626		85,609
Parker-Hannifin	943		169,712
Snap-on	691		89,616
Stanley Black & Decker	995		124,823
Trane Technologies	1,110		100,133
Westinghouse Air Brake Technologies	1,294		79,025
Xylem	1,470		97,520
		1,589,615
Information Technology - 3.1%
Activision Blizzard	2,530		182,110
Adobe	2,367	[e]	915,082
Autodesk	1,212	[e]	254,981
Cadence Design Systems	4,785	[e]	436,823
Cognizant Technology Solutions, Cl. A	1,910		101,230
eBay	4,207		191,587
Electronic Arts	931	[e]	114,401
Fidelity National Information Services	1,817		252,254
Fiserv	1,620	[e]	172,967
Global Payments	521		93,514
International Business Machines	3,544		442,646
Intuit	1,198		347,803
Mastercard, Cl. A	2,912		876,192
Microsoft	31,027		5,685,698
MSCI	369		121,346
Oracle	4,598		247,234
PayPal Holdings	4,195	[e]	650,267
Salesforce.com	2,976	[e]	520,175
ServiceNow	626	[e]	242,844

Description	Shares		Value ($)
Common Stocks - 23.2% (continued)
Information Technology - 3.1% (continued)
Visa, Cl. A	8,492		1,657,978
		13,507,132
Insurance - .8%
Aflac	3,260		118,892
American International Group	4,130		124,148
Aon, Cl. A	489		96,309
Berkshire Hathaway, Cl. B	7,047	[e]	1,307,782
Chubb	1,685		205,469
Lincoln National	2,160		81,929
Loews	1,325		44,043
Marsh & McLennan	1,477		156,444
Prudential Financial	2,995		182,575
The Allstate	2,135		208,824
The Hartford Financial Services Group	1,750		67,008
The Progressive	4,798		372,709
The Travelers Companies	1,316		140,786
Unum Group	4,510		68,327
Willis Towers Watson	447		90,696
		3,265,941
Internet Software & Services - 2.4%
Alphabet, Cl. A	1,288	[e]	1,846,374
Alphabet, Cl. C	1,359	[e]	1,941,902
Amazon.com	1,685	[e]	4,115,393
Booking Holdings	49	[e]	80,332
Facebook, Cl. A	10,001	[e]	2,251,125
Twitter	2,435	[e]	75,412
		10,310,538
Materials - .1%
Ball	2,289		163,114
WestRock	3,225		90,493
		253,607
Media - .6%
Charter Communications, Cl. A	1,117	[e]	607,648
Comcast, Cl. A	13,471		533,452
Discovery, Cl. C	4,360	[e]	85,412
Fox, Cl. A	4,335		126,452
Netflix	1,796	[e]	753,835
The Walt Disney Company	5,412		634,828
		2,741,627
Metals & Mining - .1%
Freeport-McMoRan	11,480		104,124
Newmont	3,695		216,047
		320,171

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 23.2% (continued)
Real Estate - .6%
American Tower	1,726	[f]	445,601
Apartment Investment & Management, Cl. A	2,790	[f]	102,867
Boston Properties	726	[f]	62,421
Crown Castle International	1,619	[f]	278,727
Digital Realty Trust	1,013	[f]	145,426
Equinix	285	[f]	198,825
Extra Space Storage	828	[f]	80,109
Federal Realty Investment Trust	602	[f]	48,106
Healthpeak Properties	3,213	[f]	79,168
Iron Mountain	3,080	[f]	79,341
Kimco Realty	5,080	[f]	56,439
Prologis	2,560	[f]	234,240
Public Storage	1,921	[f]	389,464
Regency Centers	1,455	[f]	62,259
SBA Communications	464	[f]	145,756
Simon Property Group	2,038	[f]	117,593
SL Green Realty	1,005	[f]	42,331
Welltower	2,175	[f]	110,207
Weyerhaeuser	4,020	[f]	81,164
		2,760,044
Retailing - .7%
Advance Auto Parts	520		72,446
AutoZone	133	[e]	152,665
Best Buy	1,330		103,860
CarMax	945	[e]	83,207
Dollar General	999		191,318
Dollar Tree	1,190	[e]	116,465
Kohl's	2,625		50,453
Lowe's	1,086		141,560
O'Reilly Automotive	410	[e]	171,068
Ross Stores	1,572		152,421
Target	2,038		249,309
The Home Depot	3,844		955,157
The TJX Companies	5,657		298,463
Tiffany & Co.	582		74,572
Tractor Supply	840		102,497
Ulta Beauty	1	[e]	244
		2,915,705
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices	4,775	[e]	256,895
Analog Devices	2,357		266,223
Applied Materials	4,235		237,922
Broadcom	1,156		336,708

Description	Shares		Value ($)
Common Stocks - 23.2% (continued)
Semiconductors & Semiconductor Equipment - 1.0% (continued)
Intel	18,928		1,191,139
KLA	934		164,347
Lam Research	677		185,275
Maxim Integrated Products	3,085		177,943
Microchip Technology	1,945		186,759
Micron Technology	1,415	[e]	67,793
NVIDIA	2,474		878,319
Qorvo	750	[e]	78,555
Skyworks Solutions	1,151		136,440
Texas Instruments	1,961		232,849
		4,397,167
Technology Hardware & Equipment - 1.7%
Accenture, Cl. A	4,914		990,761
Apple	16,339		5,194,822
Corning	5,885		134,119
F5 Networks	686	[e]	99,415
Fortinet	1,045	[e]	145,464
Hewlett Packard Enterprise	9,770		94,867
HP	6,261		94,792
Juniper Networks	5,520		133,915
Keysight Technologies	960	[e]	103,805
MarketAxess Holdings	161		81,883
Motorola Solutions	469		63,470
Qualcomm	2,640		213,523
Western Digital	1,530		67,886
Zebra Technologies, Cl. A	296	[e]	77,351
		7,496,073
Telecommunication Services - .6%
AT&T	34,825		1,074,699
CenturyLink	6,120		60,160
Cisco Systems	11,980		572,884
T-Mobile US	1,170	[e]	117,047
Verizon Communications	16,448		943,786
		2,768,576
Transportation - .4%
CSX	1,001		71,652
FedEx	1,484		193,751
Norfolk Southern	2,185		389,564
Union Pacific	5,084		863,568
United Parcel Service, Cl. B	1,167		116,362
		1,634,897
Utilities - .7%
Alliant Energy	1,355		66,883

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 23.2% (continued)
Utilities - .7% (continued)
Ameren		1,145		85,566
Atmos Energy		829		85,205
CMS Energy		1,490		87,284
Consolidated Edison		1,790		134,357
Dominion Energy		3,295		280,108
Duke Energy		2,310		197,805
Edison International		1,695		98,496
Evergy		1,810		111,659
Eversource Energy		1,245		104,206
Exelon		8,585		328,891
FirstEnergy		2,940		124,244
NextEra Energy		1,642		419,630
NiSource		2,855		68,035
NRG Energy		2,295		82,735
Pinnacle West Capital		1,135		88,416
PPL		5,205		145,428
Public Service Enterprise Group		3,065		156,438
Sempra Energy		1,152		145,509
The Southern Company		4,205		239,979
Xcel Energy		2,140		139,164
			3,190,038
Total Common Stocks (cost $76,506,512)		100,263,917

Preferred Stocks - .1%
Telecommunication Services - .1%
AT&T, Ser. A (cost $375,000)	5.00	15,000		385,650
Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 61.8%
Registered Investment Companies - 61.8%
AlphaSimplex Managed Futures Strategy Fund, Cl. Y		1,016,485		9,890,400
BNY Mellon Corporate Bond Fund, Cl. M		1,071,826	[g]	14,105,229
BNY Mellon Dynamic Total Return Fund, CI. Y		537,718	[g]	8,388,394
BNY Mellon Emerging Markets Fund, Cl. M		2,050,565	[g]	19,500,878
BNY Mellon Floating Rate Income Fund, Cl. Y		991,320	[g]	10,686,430
BNY Mellon Focused Equity Opportunities Fund, Cl. M		3,176,621	[g]	47,395,186
BNY Mellon Global Real Estate Securities Fund, CI. Y		1,056,003	[g]	7,729,945

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 61.8% (continued)
Registered Investment Companies - 61.8% (continued)
BNY Mellon High Yield Fund, Cl. I		1,886,912	[g]	10,812,008
BNY Mellon Income Stock Fund, Cl. M		1,611,979	[g]	11,058,174
BNY Mellon Intermediate Bond Fund, Cl. M		2,037,662	[g]	26,367,342
BNY Mellon International Equity Fund, Cl. Y		640,704	[g]	11,859,424
BNY Mellon International Fund, Cl. M		18,519	[g]	212,600
BNY Mellon International Small Cap Fund, Cl. Y		897,017	[g]	10,243,934
BNY Mellon Mid Cap Multi-Strategy Fund, Cl. M		823,670	[g]	14,191,839
BNY Mellon Research Growth Fund, Cl. Y		793,533	[g]	13,188,514
BNY Mellon Select Managers Small Cap Growth Fund, Cl. Y		761,727	[e,g]	18,784,181
BNY Mellon Select Managers Small Cap Value Fund, Cl. Y		663,115	[g]	12,791,492
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M		271,968	[g]	4,555,461
BNY Mellon Small/Mid Cap Multi-Strategy Fund, Cl. M		927,609	[g]	11,919,781
Dreyfus Institutional Preferred Government Plus Money Market Fund	0.21	3,857,006	[g]	3,857,006
Total Investment Companies (cost $250,775,079)		267,538,218

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,841,369)	0.21	2,841,369	[g]	2,841,369
Total Investments (cost $391,655,695)		100.6%	435,446,779
Liabilities, Less Cash and Receivables		(0.6%)	(2,543,798)
Net Assets		100.0%	432,902,981

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $3,000,704 or .69% of net assets.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $4,341,349 and the value of the collateral was $4,422,145, consisting of cash collateral of $2,841,369 and U.S. Government & Agency securities valued at $1,580,776.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of

STATEMENT OF INVESTMENTS (Unaudited) (continued)

these companies.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Commercial Mortgage-Backed	−	1,136,965	−	1,136,965
Corporate Bonds	−	27,513,414	−	27,513,414
Equity Securities―Common Stocks	100,263,917	−	−	100,263,917
Equity Securities―Preferred Stocks	385,650	−	−	385,650
Investment Companies	270,379,587	−	−	270,379,587
Municipal Securities	−	3,537,604	−	3,537,604
U.S. Government Agencies Mortgage-Backed	−	18,182,054	−	18,182,054
U.S. Treasury Securities	−	14,047,588	−	14,047,588

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Memebers (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted

NOTES

bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $43,791,084, consisting of $56,114,679 gross unrealized appreciation and $12,323,595 gross unrealized depreciation

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.